PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
PROPERTY AND EQUIPMENT, NET

	December 31,
	2020	2019
	$	$
Cost:

Computers and peripheral equipment	2,770	2,732
Office furniture and equipment	824	819
Trade Equipment	42	42
Leasehold improvements	196	196
Equipment in lease	1,899	1,125

	5,730	4,914
Accumulated depreciation:
Computers and peripheral equipment	2,650	2,631
Office furniture and equipment	735	728
Trade Equipment	33	25
Leasehold improvements	196	179
Equipment in lease	745	457

	4,359	4,020
Depreciated cost	1,371	894